                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No.:  333-65118





                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT TWO
                    SUPPLEMENT TO THE VISTA CAPITAL ADVANTAGE
                       PROSPECTUS DATED DECEMBER 30, 2002

                            VARIABLE SEPARATE ACCOUNT
               SUPPLEMENT TO THE POLARIS CHOICE/POLARIS CHOICE II
                       PROSPECTUS DATED DECEMBER 30, 2002

                            VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES III
                       PROSPECTUS DATED DECEMBER 30, 2002

                          VARIABLE ANNUITY ACCOUNT FIVE
                     SUPPLEMENT TO THE SEASONS TRIPLE ELITE
                       PROSPECTUS DATED DECEMBER 30, 2002

The date of the Prospectus and Statement of Additional Information has been changed to February 28, 2003. All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to February 28, 2003.

Date: March 5, 2003


                Please keep this Supplement with your Prospectus.